Fair Value Measurement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 17, 2023
Fair Value Measurement (Details) [Line Items]
Convertible notes decrease		$ 2,600,000
Discount rate increase or decrease		62.80%
Expected dividend yield	0.00%
Measurement Input, Default Rate [Member]
Fair Value Measurement (Details) [Line Items]
Percentage of probability default	5.00%	5.00%
Discount rate increase or decrease		60.00%	70.00%
Measurement Input, Discount Rate [Member]
Fair Value Measurement (Details) [Line Items]
Percentage of probability default	5.00%
Discount rate increase or decrease		14.80%	13.90%
Minimum [Member]
Fair Value Measurement (Details) [Line Items]
Convertible notes decrease		$ 1,500,000
Convertible Notes		1.5
Maximum [Member]
Fair Value Measurement (Details) [Line Items]
Convertible notes decrease		1,600,000
Convertible Notes		$ 1,600,000
Series A Preferred Stock [Member]
Fair Value Measurement (Details) [Line Items]
Price per share	$ 10.98	$ 10		$ 10
Convertible Notes Payable [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement (Details) [Line Items]
Discount rate increase or decrease		5.00%
Convertible Note [Member]
Fair Value Measurement (Details) [Line Items]
Convertible Notes	$ 2,600,000